Consolidated and Combined Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Revenues:
Transportation revenues	$ 105,334	$ 115,592	$ 111,294
Fuel surcharges	6,831	4,580	11,588
Total revenues	112,165	120,172	122,882
Cost of operations:
Compensation and benefits	48,109	51,069	49,050
Fuel expenses	14,991	15,157	20,295
Repairs & tires	7,077	7,777	7,876
Other operating	4,418	4,719	4,520
Insurance and losses	10,728	10,358	10,249
Depreciation expense	9,542	8,870	8,486
Rents, tags & utilities	3,384	3,834	3,892
Sales, general & administrative	9,404	9,626	9,188
Corporate expenses	2,711	2,946	3,203
Intangible asset impairment	0	0	2,074	[1]
Gain on property sale	0	(1,277)	0
Gain on equipment sales	(571)	(697)	(1,537)
Total cost of operations	109,793	112,382	117,296
Total operating profit	2,372	7,790	5,586
BP claim Settlement	0	1,687	0
Interest income and other	6	6	0
Interest expense	(80)	(130)	(112)
Income before income taxes	2,298	9,353	5,474
Provision for income taxes	469	3,648	2,135
Net income	$ 1,829	$ 5,705	$ 3,339
Earnings per common share:
Net income - basic	$ .55	$ 1.74	$ 1.02
Net income - diluted	$ .55	$ 1.74	$ 1.02
Number of shares (in thousands) used in computing:
-basic earnings per common share	3,299	3,283	3,268
-diluted earnings per common share	3,302	3,285	3,275

[1]	The Company recorded a non-cash, impairment charge related to the customer relationship intangible asset recorded resulting from the Pipeline acquisition of $2,074 during the second quarter of fiscal 2015.